Share Capital (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	May 31, 2026	May 31, 2026	Dec. 31, 2025	Aug. 31, 2025
Issued common shares	19,408	19,408
Cash proceeds	$ 21,000	$ 21,000	$ 20
Shares outstanding	327,474,009	327,474,009		284,861,895